DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Disclosure of Notional Amounts and Fair Values of Derivatives	The table below includes the notional amounts of transactions outstanding at the balance sheet date; they do not represent actual exposures.

	30 June 2025			31 December 2024
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	12,301	106	232	13,755	238	156
Interest rate contracts	28,565	159	363	29,296	294	489
Inflation rate contracts	141	16	32	–	–	–
Equity and credit contracts	605	106	22	681	124	21
Total derivatives held for trading	41,612	387	649	43,732	656	666
Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	3,027	54	11	1,712	42	8
Interest rate contracts	169,319	729	598	146,172	1,055	477
	172,346	783	609	147,884	1,097	485
Designated as cash flow hedges:
Exchange rate contracts	21,320	414	685	21,535	698	266
Interest rate contracts	46,591	393	480	54,267	326	928
Inflation rate contracts	1,850	100	–	1,794	70	–
	69,761	907	1,165	77,596	1,094	1,194
Total derivatives held for hedging	242,107	1,690	1,774	225,480	2,191	1,679
Derivative netting[1]	–	(1,290)	(1,290)	–	(1,643)	(1,643)
Total derivatives	283,719	787	1,133	269,212	1,204	702
1 Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was
£1,116m (2024: £489m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £24m (2024: £32m).